United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

Federated Investment Series Funds, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2011

Date of Reporting Period: Quarter ended 08/31/2011

Item 1. Schedule of Investments

Federated Bond Fund

Portfolio of Investments

August 31, 2011 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 64.9%
		Basic Industry - Chemicals – 1.6%
$3,760,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	4,121,722
1,970,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	2,562,579
1,856,300	[1]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	1,828,456
1,600,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, 4.00%, 12/7/2015	1,651,034
2,220,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	2,432,932
200,000		Nova Chemicals Corp., Sr. Unsecd. Note, 7.875%, 9/15/2025	200,250
2,365,000		RPM International, Inc., 6.50%, 2/15/2018	2,618,391
2,385,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	2,637,037
1,525,000		Rohm & Haas Co., 6.00%, 9/15/2017	1,743,964
		TOTAL	19,796,365
		Basic Industry - Metals & Mining – 3.1%
2,500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	2,668,860
70,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	70,199
1,860,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	2,416,744
800,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	809,870
850,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	820,507
1,370,000		ArcelorMittal, 6.125%, 6/1/2018	1,428,392
4,000,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	3,905,060
750,000		ArcelorMittal, Sr. Unsecd. Note, 6.75%, 3/1/2041	715,967
2,960,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	3,138,200
3,325,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	3,667,355
500,000		Freeport-McMoran Copper & Gold, Inc., Sr. Unsecd. Note, 8.375%, 4/1/2017	539,688
3,100,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	3,115,500
2,010,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	1,918,424
2,400,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	2,458,397
1,350,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,464,158
515,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	627,656
1,080,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	1,142,695
4,020,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	4,544,623
2,500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	2,770,475
		TOTAL	38,222,770
		Basic Industry - Paper – 1.0%
1,700,000		International Paper Co., Bond, 7.30%, 11/15/2039	1,827,567
1,175,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	1,398,752
1,430,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	1,462,407
2,850,000	[3,4,5]	Pope & Talbot, Inc., 8.375%, 6/1/2013	0
3,500,000		Westvaco Corp., 7.65%, 3/15/2027	3,817,876
3,750,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	3,999,559
		TOTAL	12,506,161
		Capital Goods - Aerospace & Defense – 0.3%
3,650,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	4,070,235
		Capital Goods - Building Materials – 0.9%
5,500,000		Masco Corp., Note, 5.875%, 7/15/2012	5,613,437
4,460,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	5,161,567
		TOTAL	10,775,004

Principal Amount or Shares			Value
		Capital Goods - Diversified Manufacturing – 2.0%
$1,000,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	1,040,798
2,020,000		Harsco Corp., 5.75%, 5/15/2018	2,301,876
2,600,000		Hubbell, Inc., 5.95%, 6/1/2018	3,090,421
768,000	[1,2]	Hutchison Whampoa International Ltd., 6.50%, 2/13/2013	815,251
1,000,000	[1,2]	Hutchison Whampoa International Ltd., 7.625%, 4/9/2019	1,222,500
1,810,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	2,203,161
3,970,000		Pentair, Inc., Company Guarantee, 5.00%, 5/15/2021	4,127,093
1,210,000		Roper Industries, Inc., 6.625%, 8/15/2013	1,334,168
660,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	779,902
2,160,000		Textron Financial Corp., 5.40%, 4/28/2013	2,258,485
3,230,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	2,567,850
2,290,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	2,534,577
		TOTAL	24,276,082
		Capital Goods - Environmental – 0.0%
500,000		Republic Services, Inc., Note, 6.086%, 3/15/2035	541,546
		Capital Goods - Packaging – 0.1%
910,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	974,839
		Communications - Media & Cable – 1.2%
900,000		Comcast Corp., 7.05%, 3/15/2033	1,061,443
1,480,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	1,752,964
300,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	322,750
5,010,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	5,592,268
3,080,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	3,418,589
1,000,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,126,129
1,090,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	1,415,312
		TOTAL	14,689,455
		Communications - Media Noncable – 1.5%
1,900,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	2,075,966
6,880,000		Grupo Televisa S.A., 6.625%, 3/18/2025	7,836,831
1,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	1,155,000
1,620,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	1,734,353
2,000,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	2,181,724
3,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	3,219,532
		TOTAL	18,203,406
		Communications - Telecom Wireless – 1.6%
5,840,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	8,334,516
1,025,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	1,156,467
950,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	982,001
6,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	7,107,027
2,030,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/15/2017	2,111,997
		TOTAL	19,692,008
		Communications - Telecom Wirelines – 2.2%
1,870,000		AT&T, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2014	2,063,890
3,810,000		BellSouth Corp., 5.20%, 9/15/2014	4,216,241
4,500,000		CenturyLink, Inc., Sr. Unsecd. Note, 6.45%, 6/15/2021	4,384,832
2,620,000		Citizens Communications Co., 9.00%, 8/15/2031	2,507,340
4,940,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	5,414,566
2,140,000		Rogers Communications, Inc., 5.50%, 3/15/2014	2,362,025
2,700,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 2/16/2021	2,637,868

Principal Amount or Shares			Value
$3,030,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	3,140,095
		TOTAL	26,726,857
		Consumer Cyclical - Automotive – 1.1%
790,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	835,649
2,100,000	[3,4]	General Motors Corp., Note, Series MTN, 9.45%, 11/1/2011	26,250
1,340,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144a, 3.875%, 3/15/2016	1,399,517
2,710,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	2,975,705
430,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	445,896
300,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	332,027
5,200,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.50%, 1/30/2015	5,582,297
1,370,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	1,387,467
		TOTAL	12,984,808
		Consumer Cyclical - Entertainment – 1.4%
2,800,000	[1]	Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	3,120,956
1,230,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	1,361,343
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	1,349,290
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	1,417,126
1,700,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	1,855,324
4,280,000		Time Warner, Inc., Company Guarantee, 6.25%, 3/29/2041	4,773,796
200,000		Time Warner, Inc., Deb., 8.375%, 3/15/2023	259,788
675,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	697,447
1,900,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	2,037,522
		TOTAL	16,872,592
		Consumer Cyclical - Lodging – 0.4%
2,900,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	3,111,983
740,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	748,885
1,530,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	1,618,264
		TOTAL	5,479,132
		Consumer Cyclical - Retailers – 1.1%
2,240,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	2,422,493
1,613,551	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	1,704,587
600,000		Foot Locker, Inc., Sr. Unsecd. Note, 8.50%, 1/15/2022	612,000
2,070,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	2,244,043
900,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	902,250
1,120,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	1,047,200
1,150,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	1,236,973
3,055,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.625%, 4/15/2041	3,471,207
		TOTAL	13,640,753
		Consumer Cyclical - Services – 1.0%
7,475,000		Boston University, 7.625%, 7/15/2097	9,138,883
1,040,000		eBay, Inc., Sr. Unsecd. Note, 3.25%, 10/15/2020	1,025,019
1,090,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	1,100,403
1,000,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2011	993,675
		TOTAL	12,257,980
		Consumer Non-Cyclical - Food/Beverage – 0.6%
3,180,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	3,648,153
500,000		Bunge Ltd., Sr. Note, 8.50%, 6/15/2019	638,212
1,130,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	1,316,836
1,070,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 5.75%, 4/7/2021	1,137,831

Principal Amount or Shares			Value
$1,120,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	1,099,681
		TOTAL	7,840,713
		Consumer Non-Cyclical - Health Care – 0.7%
1,750,000		Boston Scientific Corp., 4.50%, 1/15/2015	1,850,952
1,550,000		Boston Scientific Corp., 6.00%, 1/15/2020	1,714,816
2,560,000		Life Technologies Corp., Sr. Note, 6.00%, 3/1/2020	2,801,660
500,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	541,627
500,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 5.75%, 1/30/2040	521,017
540,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	611,494
		TOTAL	8,041,566
		Consumer Non-Cyclical - Pharmaceuticals – 0.6%
2,760,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	2,873,850
800,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	802,023
2,950,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	3,141,408
		TOTAL	6,817,281
		Consumer Non-Cyclical - Products – 0.6%
900,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	926,325
1,420,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	1,526,940
1,960,000		Philips Electronics NV, 5.75%, 3/11/2018	2,264,264
2,950,000		Whirlpool Corp., 5.50%, 3/1/2013	3,117,150
		TOTAL	7,834,679
		Consumer Non-Cyclical - Supermarkets – 0.1%
960,000		Kroger Co., Bond, 6.90%, 4/15/2038	1,200,018
300,000		Safeway Inc., Sr. Unsecd. Note, 7.45%, 9/15/2027	363,609
		TOTAL	1,563,627
		Consumer Non-Cyclical - Tobacco – 0.2%
740,000		Altria Group, Inc., 9.25%, 8/6/2019	971,767
950,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	953,479
		TOTAL	1,925,246
		Energy - Independent – 2.0%
460,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	512,459
5,890,000		Canadian Natural Resources Ltd., 5.85%, 2/1/2035	6,236,093
495,000		Pemex Project Funding Master, 5.75%, 12/15/2015	560,278
5,780,000	[1,2]	Petroleos Mexicanos, Company Guarantee, Series 144A, 5.50%, 1/21/2021	6,288,222
6,000,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	6,455,245
1,400,000		Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	1,522,880
600,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	595,949
440,000		XTO Energy, Inc., 6.375%, 6/15/2038	600,353
775,000		XTO Energy, Inc., 6.75%, 8/1/2037	1,098,290
		TOTAL	23,869,769
		Energy - Integrated – 1.6%
1,740,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	1,860,546
1,200,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	1,257,829
3,270,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	3,571,470
1,750,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	1,879,285
2,500,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	2,596,749
450,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	551,587
4,650,000		Petro-Canada, Bond, 5.35%, 7/15/2033	4,590,264
220,000		Petro-Canada, Deb., 7.00%, 11/15/2028	257,720

Principal Amount or Shares			Value
$2,300,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	2,610,500
		TOTAL	19,175,950
		Energy - Oil Field Services – 0.8%
700,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	721,336
1,400,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	1,797,371
2,500,000	[1,2]	Nabors Industries, Inc., Company Guarantee, Series 144A, 4.625%, 9/15/2021	2,458,382
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	263,555
990,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	1,064,301
400,000		Overseas Shipholding Group, Inc., Sr. Unsecd. Note, 8.75%, 12/1/2013	408,000
100,000		Weatherford International Ltd., 6.00%, 3/15/2018	112,617
2,700,000		Weatherford International Ltd., 7.00%, 3/15/2038	3,073,308
468,528	[1,2]	Windsor Petroleum Transport Corp., Series 144A, 7.84%, 1/15/2021	447,355
		TOTAL	10,346,225
		Energy - Refining – 0.7%
920,000	[1,2]	Marathon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 3/1/2041	989,091
1,665,000		Valero Energy Corp., 7.50%, 4/15/2032	1,903,939
3,870,000		Valero Energy Corp., 9.375%, 3/15/2019	5,091,758
		TOTAL	7,984,788
		Financial Institution - Banking – 12.5%
1,700,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,775,506
4,000,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	4,153,728
2,000,000		Bank of America Corp., Note, 4.50%, 4/1/2015	2,024,907
1,580,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	1,729,552
2,500,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	2,456,023
930,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	1,005,261
5,000,000	[1,2]	Barclays Bank PLC, 5.926%, 9/29/2049	4,094,777
4,750,000	[6]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	5,602,841
4,180,000		Capital One Capital IV, 6.745%, 2/17/2037	4,101,625
1,450,000		Capital One Capital V, 10.25%, 8/15/2039	1,514,308
3,140,000		Capital One Capital VI, 8.875%, 5/15/2040	3,189,841
2,270,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	2,553,410
4,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	4,226,989
2,500,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	2,594,930
1,440,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	1,527,907
6,460,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	6,838,244
1,450,000		City National Corp., Note, 5.25%, 9/15/2020	1,503,396
2,750,000		Deutsche Bank AG London, Sr. Unsecd. Note, 3.25%, 1/11/2016	2,762,204
1,910,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	1,942,927
2,900,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,825,104
3,150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	3,149,373
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	1,052,014
4,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.25%, 2/1/2041	4,094,124
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	1,943,111
1,000,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	1,034,501
600,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	645,243
3,500,000		Hudson United Bancorp, 7.00%, 5/15/2012	3,640,844
780,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	893,885
870,000		J.P. Morgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	1,102,564
10,900,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	11,697,354

Principal Amount or Shares			Value
$3,975,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	3,931,806
3,170,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.05%, 8/15/2012	3,258,840
1,450,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	1,397,892
6,550,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	6,437,341
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	1,006,082
900,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	897,511
3,300,000		Morgan Stanley, Sr. Unsecd. Note, 5.625%, 9/23/2019	3,318,871
1,300,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	1,335,638
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	1,561,733
2,450,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	2,574,453
7,350,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	7,885,774
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	1,075,287
1,430,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	1,578,120
1,170,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	1,295,655
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 3/29/2049	381,250
8,176,478	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	5,764,499
4,100,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	3,656,015
1,810,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	1,835,157
1,915,000		Suntrust Capital VIII, Jr. Sub. Note, 6.10%, 12/15/2036	1,863,419
4,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	4,786,946
3,440,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	3,679,170
3,550,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	4,287,319
797,636	[1,2]	World Financial, Pass Thru Cert., Series 96 WFP, 6.91%, 9/1/2013	837,678
		TOTAL	152,322,949
		Financial Institution - Brokerage – 2.8%
5,970,000		BlackRock, Inc., 6.25%, 9/15/2017	7,068,371
2,500,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	2,724,177
1,500,000		Eaton Vance Corp., 6.50%, 10/2/2017	1,766,692
4,255,000	[1,2]	FMR LLC, Bond, 7.57%, 6/15/2029	4,953,427
700,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	764,429
1,375,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	1,508,836
1,000,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	1,098,668
4,390,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	5,233,516
1,020,000		Nuveen Investments, 5.50%, 9/15/2015	851,700
2,990,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	3,635,791
1,370,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	1,413,801
3,355,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	3,581,149
		TOTAL	34,600,557
		Financial Institution - Finance Noncaptive – 3.3%
1,000,000		American Express Co., Note, 2.75%, 9/15/2015	1,020,014
3,430,000		American Express Credit Corp., 5.875%, 5/2/2013	3,667,591
3,300,000		Discover Bank, Sub., 8.70%, 11/18/2019	3,890,829
1,910,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.95%, 5/9/2016	1,933,898
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	2,074,988
6,500,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 6.875%, 1/10/2039	7,415,305
6,000,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	5,347,500
3,072,000	[1,2]	HSBC Finance Corp., Sr. Sub., Series 144A, 6.676%, 1/15/2021	3,018,942
1,500,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note - Sr. Sub Note, 5.74%, 12/21/2065	1,091,700
1,220,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	1,124,907

Principal Amount or Shares			Value
$1,500,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	1,616,250
4,000,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	4,016,290
3,250,000		Susa Partnership LP, 8.20%, 6/1/2017	4,009,244
		TOTAL	40,227,458
		Financial Institution - Insurance - Health – 0.1%
740,000		Wellpoint, Inc., 5.85%, 1/15/2036	805,285
		Financial Institution - Insurance - Life – 3.3%
2,750,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	3,050,825
2,715,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	3,334,929
2,500,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	2,636,755
1,000,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	1,070,852
3,860,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	5,655,028
3,570,000		MetLife, Inc., 6.75%, 6/1/2016	4,183,091
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	1,367,500
700,000	[1,2]	New York Life Insurance Co., Sub. Note, 6.75%, 11/15/2039	848,688
2,950,000	[1,2]	Pacific Life Global Funding, Sr. Secd. Note, 5.15%, 4/15/2013	3,122,122
4,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	4,419,982
1,000,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	1,193,505
1,530,000		Prudential Financial, Inc., 6.625%, 12/1/2037	1,675,783
2,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	2,656,350
1,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, 6.20%, 11/15/2040	1,037,821
3,950,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	4,376,036
		TOTAL	40,629,267
		Financial Institution - Insurance - P&C – 1.6%
2,940,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	3,281,857
540,000		CNA Financial Corp., 6.50%, 8/15/2016	596,384
1,000,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	1,042,950
920,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	960,514
700,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	798,729
1,710,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,907,561
850,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	830,024
4,000,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	4,215,748
3,400,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	4,185,831
350,000		PXRE Capital Trust I, 8.85%, 2/1/2027	330,750
265,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	298,778
1,000,000	[1,2]	USF&G Corp., 8.312%, 7/1/2046	1,144,954
		TOTAL	19,594,080
		Financial Institution - REITs – 1.9%
1,750,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	1,930,852
3,500,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	3,914,180
1,500,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,566,012
1,500,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	1,612,110
300,000		First Industrial LP, Sr. Unsecd. Note, 7.60%, 7/15/2028	283,927
425,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 8/15/2016	470,083
2,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	2,161,376
225,000		Hospitality Properties Trust, Sr. Unsecd. Note, 6.75%, 2/15/2013	232,733
421,000		iStar Financial, Inc., Sr. Unsecd. Note, Series B, 5.70%, 3/1/2014	362,060
1,535,000		Liberty Property LP, 6.625%, 10/1/2017	1,790,901
740,000		ProLogis Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	767,176

Principal Amount or Shares			Value
$720,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	713,916
500,000		Realty Income Corp., Sr. Unsecd. Note, 6.75%, 8/15/2019	576,234
1,450,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	1,473,861
1,430,000		Simon Property Group LP, 6.125%, 5/30/2018	1,621,296
830,000		Simon Property Group LP, 6.75%, 5/15/2014	934,413
2,000,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	2,218,313
		TOTAL	22,629,443
		Municipal Services – 0.4%
1,825,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	1,730,574
2,980,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	2,880,826
		TOTAL	4,611,400
		Sovereign – 0.2%
2,340,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,385,144
		Technology – 2.1%
1,580,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	1,671,820
1,400,000		BMC Software, Inc., 7.25%, 6/1/2018	1,661,668
2,070,000		Cisco Systems, Inc., Sr. Unsecd. Note, 3.15%, 3/14/2017	2,176,076
3,630,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	4,283,643
6,175,000		Harris Corp., 5.95%, 12/1/2017	7,215,030
965,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,355,617
560,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	581,809
2,330,000		KLA-Tencor Corp., 6.90%, 5/1/2018	2,709,382
1,475,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	1,527,250
975,000	[1,2]	SAIC, Inc., Company Guarantee, Series 144A, 5.95%, 12/1/2040	1,090,537
1,055,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	1,091,749
		TOTAL	25,364,581
		Transportation - Airlines – 0.2%
159,012		Continental Airlines, Inc., Pass Thru Cert., Series 971A, 7.461%, 4/1/2015	159,012
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	2,261,149
500,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	536,596
		TOTAL	2,956,757
		Transportation - Railroads – 1.0%
3,095,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	3,391,431
1,832,036		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	2,206,859
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	3,900,497
1,000,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	1,175,833
1,410,000		Union Pacific Corp., 4.875%, 1/15/2015	1,563,186
		TOTAL	12,237,806
		Transportation - Services – 0.5%
3,080,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	3,646,704
1,175,000		Ryder System, Inc., Sr. Unsecd. Note, 3.15%, 3/2/2015	1,220,637
765,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	792,315
		TOTAL	5,659,656
		Utility - Electric – 4.0%
650,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	852,648
300,000		Avista Corp., 1st Mtg. Bond, 5.95%, 6/1/2018	363,737
484,850		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	558,017
1,530,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,587,009
1,180,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	1,402,800

Principal Amount or Shares			Value
$2,000,000		Dominion Resources, Inc., Unsecd. Note, 5.95%, 6/15/2035	2,233,441
100,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	124,307
5,150,000		Enersis S.A., Note, 7.40%, 12/1/2016	6,224,215
300,000		Entergy Gulf States, Inc., 1st Mtg. Bond, 6.18%, 3/1/2035	300,753
900,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	927,884
300,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	361,139
3,400,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	3,710,202
2,680,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	2,939,855
1,055,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	1,112,623
2,415,318	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	2,714,299
1,100,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	1,193,013
1,330,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, 6.25%, 6/17/2014	1,460,087
6,060,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	6,803,525
800,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	1,145,162
1,835,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	2,040,722
1,200,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, 5.375%, 5/1/2021	1,270,690
200,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	251,638
2,460,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	2,462,453
2,940,000		Union Electric Co., 6.00%, 4/1/2018	3,450,739
1,000,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	1,140,593
142,334		Waterford 3 Funding Corp., 8.09%, 1/2/2017	142,412
2,020,000		Westar Energy, Inc., 5.875%, 7/15/2036	2,179,105
		TOTAL	48,953,068
		Utility - Natural Gas Distributor – 0.5%
195,000		Atmos Energy Corp., 8.50%, 3/15/2019	263,587
830,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	942,482
400,000		Sabine Pass LNG LP, Sr. Secd. Note, 7.50%, 11/30/2016	396,000
1,300,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,486,371
2,540,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	3,033,885
		TOTAL	6,122,325
		Utility - Natural Gas Pipelines – 2.1%
2,390,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	2,657,247
2,765,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	2,949,084
335,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	330,448
3,080,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,538,579
3,850,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	4,527,927
2,500,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	2,689,369
3,300,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	3,217,394
1,190,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	1,252,103
830,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	982,104
3,100,000		Williams Partners LP, 5.25%, 3/15/2020	3,374,983
		TOTAL	25,519,238
		TOTAL CORPORATE BONDS (IDENTIFIED COST $739,296,126)	791,728,851
		Mortgage-Backed Securities – 0.0%
5,705		Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	6,345
6,385		Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	7,106
714		Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	793
3,865		Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	4,371
6,428		Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	7,136

Principal Amount or Shares			Value
$7,221		Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	8,289
4,291		Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	4,871
2,194		Federal National Mortgage Association, Pool 429707, 6.50%, 5/1/2013	2,274
5,273		Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028	5,985
29,480		Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	33,360
26,326		Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	29,855
5,714		Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	6,573
2,295		Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	2,639
10,331		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	11,872
5,887		Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	6,517
6,261		Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	7,130
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $129,302)	145,116
		MUNICIPAL BOND – 0.2%
		Municipal Services – 0.2%
2,080,000		Tampa, FL Sports Authority, 8.02% Bonds (GTD by National Public Finance Guarantee Corporation), 10/1/2026 (IDENTIFIED COST $2,107,040)	2,548,416
		Governments/Agencies – 0.6%
		Sovereign – 0.6%
975,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	1,032,281
2,475,000	[1,2]	State of Qatar, 5.25%, 1/20/2020	2,779,735
3,500,000		Sweden, Government of, 10.25%, 11/1/2015	3,504,271
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $7,875,476)	7,316,287
		COMMON STOCKS – 0.0%
		Automotive – 0.0%
8,309	[3]	General Motors Co.	199,665
		Utility - Electric – 0.0%
113	[3]	NRG Energy, Inc.	2,649
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,198,067)	202,314
		WARRANTS – 0.0%
		Automotive – 0.0%
7,554	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2016	115,501
7,554	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2019	79,770
		TOTAL WARRANTS (IDENTIFIED COST $1,356,902)	195,271
		Preferred Stocks – 0.4%
		Financial Institution - Brokerage – 0.0%
130,000	[3,4]	Lehman Brothers Holdings, Inc., Pfd., Series D	10,400
		Financial Institution - REITs – 0.4%
80,000		ProLogis Inc., Cumulative REIT Perpetual Pfd. Stock, Series Q, $4.27, Annual Dividend	4,440,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $9,224,680)	4,450,400
		Asset-Backed SecuritY – 0.0%
		Home Equity Loan – 0.0%
40,698	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029 (IDENTIFIED COST $40,679)	33,779

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations – 0.0%
		Federal Home Loan Mortgage Corporation – 0.0%
$21,144		Federal Home Loan Mortgage Corp. REMIC 3023A TG, 5.50%, 8/15/2035	21,192
300,000		Federal Home Loan Mortgage Corp. REMIC 3051F MY, 5.50%, 10/15/2025	341,426
		TOTAL	362,618
		Non-Agency Mortgage – 0.0%
35,656	[1]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 2.886%, 1/28/2027	28,452
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $404,899)	391,070
		U.S. Treasury – 2.5%
15,000,000		United States Treasury Bond, 3.75%, 8/15/2041	15,375,000
15,000,000	[7]	United States Treasury Note, 2.125%, 8/15/2021	14,857,032
		TOTAL U.S. TREASURY (IDENTIFIED COST $30,430,078)	30,232,032
		MUTUAL FUNDS – 31.2%[8]
26,821,698	[9]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13%	26,821,698
56,216,972		High Yield Bond Portfolio	354,166,925
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $466,517,254)	380,988,623
		REPURCHASE AGREEMENT – 1.3%
15,245,000		Interest in $2,500,000,000 joint repurchase agreement 0.07%, dated 8/31/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,500,004,861 on 9/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2041 and the market value of those underlying securities was $2,550,155,329 (Purchased with proceeds from securities lending collateral). (AT COST)	15,245,000
		TOTAL INVESTMENTS — 101.1% (IDENTIFIED COST $1,273,825,503)[10]	1,233,477,159
		OTHER ASSETS AND LIABILITIES - NET — (1.1)%[11]	(12,818,959)
		TOTAL NET ASSETS — 100%	$1,220,658,200

At August 31, 2011, the Fund had the following open swap contracts:

Credit Default Swap Counterparty	J.P. Morgan Securities Inc.	UBS AG London Branch
Reference Entity	Series 16 High Yield CDX Index	Series 16 High Yield CDX Index
Buy/Sell	Buy	Buy
Pay/Receive Fixed Rate	5.00%	5.00%
Expiration Date	6/20/2016	6/20/2016
Implied Credit Spread at 8/31/2011[12]	4.59%	4.59%
Notional Amount	$50,250,000	$16,750,000
Market Value	$2,631,973	$877,325
Upfront Premiums Paid	$(3,460,014)	$(1,151,563)
Unrealized Depreciation	$(828,041)	$(274,238)

Unrealized Depreciation on Swap Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2011, these restricted securities amounted to $159,436,407, which represented 13.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2011, these liquid restricted securities amounted to $150,082,507, which represented 12.3% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at August 31, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	5/14/1999	$1,410,584	$1,828,456
Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	3/24/2010	$2,800,000	$3,120,956
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 2.886%, 1/28/2027	2/4/1998	$89,519	$28,452
Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	10/31/1996-3/31/1999	$4,048,581	$4,376,036
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
7	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of August 31, 2011, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$14,857,032	$15,245,000
8	Affiliated holdings.
9	7-Day net yield.
10	At August 31, 2011, the cost of investments for federal tax purposes was $1,273,876,862. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from swap contracts was $40,399,703. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $64,870,437 and net unrealized depreciation from investments for those securities having an excess of cost over value of $105,270,140.
11	Assets, other than investments in securities, less liabilities.
12	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a

“bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$791,728,851	$0	$791,728,851
Mortgage-Backed Securities	—	145,116	—	145,116
Municipal Bond	—	2,548,416	—	2,548,416
Governments/Agencies	—	7,316,287	—	7,316,287
Asset-Backed Security	—	33,779	—	33,779
Collateralized Mortgage Obligations	—	391,070	—	391,070
U.S. Treasury	—	30,232,032	—	30,232,032
Equity Securities:
Common Stocks
Domestic	202,314	—	—	202,314
Preferred Stocks
Domestic	4,450,400	—	—	4,450,400
Warrants	195,271	—	—	195,271
Mutual Funds	380,988,623	—	—	380,988,623
Repurchase Agreements	—	15,245,000	—	15,245,000
TOTAL SECURITIES	$385,836,608	$847,640,551	$0	$1,233,477,159
OTHER FINANCIAL INSTRUMENTS**	$ —	$3,509,298	$ —	$3,509,298
*	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
**	Other financial instruments include swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Corporate Bonds Securities
Balance as of December 1, 2010	$0
Change in unrealized appreciation (depreciation)	(285)
Transfers into Level 3	285[1]
Balance as of August 31, 2011	$0
The total change in unrealized appreciation (depreciation) attributable to investments still held at August 31, 2011	$(285)
1	Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfers shown represent the value of the security at the beginning of the period.

The following acronyms are used throughout this portfolio:

GTD	— Guaranteed
MTN	— Medium Term Note
REIT	— Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Investment Series Funds, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date October 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 21, 2011

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date October 21, 2011